BUSINESS COMBINATIONS - Purchase price allocation (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jun. 10, 2019	Dec. 31, 2018
Acquisition Date Fair Values
Goodwill	$ 19,860,168	$ 13,858,551		$ 442,000
Qwest Air Parts, Inc
Acquisition Date Fair Values
Accounts receivables, net			$ 2,714,000
Inventory			3,289,000
Deposits, prepaid expenses and other current assets			218,000
Property and equipment			567,000
Other intangible assets			10,324,000
Goodwill			13,402,000
Accounts payable			(410,000)
Accrued expenses			(1,151,000)
Deferred tax liability			(2,872,000)
Total purchase price			$ 26,081,000